UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21955

Stewart Capital Mutual Funds
(Exact name of registrant as specified in charter)

800 Philadelphia Street, Indiana, PA 15701
(Address of principal executive offices)             (Zip code)

Stewart Capital Mutual Funds, 800 Philadelphia Street, Indiana, PA 15701
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

Proxy Voting Record
For
Stewart Capital Mid Cap Fund Securities
Meeting Date Range: 02-Jul-2007 To 30-Jun-2008

						Vote Record
Date Voted	Meeting Date	Company	Cusip	Ticker	# Shares	With Mgmt	Against Mgmt
30-Apr-2008	30-Apr-2008	SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.	833635105	SQM	144,270	X
15-Apr-2008	06-May-2008	HELIX ENERGY SOLUTIONS GROUP, INC.	42330P107	HLX	117,782	X
03-Apr-2008	06-May-2008	MARVEL ENTERTAINMENT, INC.	57383T103	MVL	81,130	X
17-Apr-2008	09-May-2008	ENERPLUS RESOURCES FUND	29274D604	ERF	65,564	X
10-Apr-2008	09-May-2008	MCDERMOTT INTERNATIONAL, INC.	580037109	MDR	105,772	X
11-Apr-2008	13-May-2008	CUMMINS INC.	231021106	CMI	135,088	X
06-May-2008	13-May-2008	ROYAL CARIBBEAN CRUISES LTD.	V7780T103	RCL	177,177	X
15-Apr-2008	14-May-2008	GENERAL MARITIME CORPORATION	Y2692M103	GMR	85,774	X
11-Apr-2008	14-May-2008	MERCURY GENERAL CORPORATION	589400100	MCY	126,368	X
14-Apr-2008	15-May-2008	BARR PHARMACEUTICALS, INC.	068306109	BRL	132,320	X
31-Mar-2008	15-May-2008	CEDAR FAIR, L.P.	150185106	FUN	212,249	X
02-Apr-2008	15-May-2008	ONEOK, INC.	682680103	OKE	75,982	X
28-May-2008	28-May-2008	SOUTHERN COPPER CORPORATION	84265V105	PCU	61,855	X
15-May-2008	03-Jun-2008	TEEKAY CORPORATION	Y8564W103	TK	54,672	X
24-May-2008	25-Jun-2008	NU SKIN ENTERPRISES, INC.	67018T105	NUS	167,382	X
16-Jun-2008	26-Jun-2008	ENDO PHARMACEUTICALS HOLDINGS INC.	29264F205	ENDP	113,644	X

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Stewart Capital Mutual Funds

By (Signature and Title)
/s/ Malcolm E. Polley, Principal Executive Officer

Date: 7/31/08